Goodwill and Intangible Assets - Summary of Continuity of Goodwill By Group of CGUs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Goodwill [Line Items]
Beginning balance	$ 5,378	$ 6,535
Dispositions during the year	(538)	(21)
Foreign exchange and other	445	(1,136)
Ending balance	5,285	5,378
Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	3,664	3,938
Foreign exchange and other	362	(274)
Ending balance	4,026	3,664
Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	1,312	2,170
Dispositions during the year	(538)	(21)
Foreign exchange and other	50	(837)
Ending balance	824	1,312
Capital markets [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	402	427
Foreign exchange and other	33	(25)
Ending balance	435	402
Wealth and Asset Management [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	1,310	2,168
Dispositions during the year	(538)	(21)
Foreign exchange and other	50	(837)
Ending balance	822	1,310
Insurance products [member] | Wealth management [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	2	2
Ending balance	2	2
Canada [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	97	97
Ending balance	97	97
United States [member] | Personal and commercial banking [member]
Disclosure Of Goodwill [Line Items]
Beginning balance	3,567	3,841
Foreign exchange and other	362	(274)
Ending balance	$ 3,929	$ 3,567